DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments by Category
The tables below present quantitative disclosures about the Company’s derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:
The following table presents the gross notional amount and estimated fair value of the Company’s derivatives:
Derivative Instruments by Category

	December 31, 2022			December 31, 2021
		Fair Value			Fair Value
	Notional Amount	Derivative Assets	Derivative Liabilities	Notional Amount	Derivative Assets	Derivative Liabilities
	(in millions)
Derivatives: (1)
Equity contracts:
Futures	$394	$—	$—	$295	$—	$—
Options	209	34	16	59	8	5
Interest rate contracts:
Futures	282	—	—	120	—	—
Other contracts:
Margin	—	29	—	—	18	—
Collateral	—	—	3	—	—	3
Total:	885	63	19	474	26	8

Embedded derivatives:
MSO, SCS and IUL indexed features (2)	—	—	87	—	—	132
Total embedded derivatives	—	—	87	—	—	132
Total derivative instruments	$885	$63	$106	$474	$26	$140
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(1)Reported in other invested assets in the balance sheets.
(2)Reported in policyholders’ account balances in the balance sheets.

The following table presents the effects of derivative instruments on the statements of income and comprehensive income (loss).

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020

	Net Derivatives Gain(Losses)	Net Derivatives Gain(Losses)	Net Derivatives Gain(Losses)
	(in millions)
Derivatives:
Equity contracts:
Futures	$(84)	$68	$25
Options	(3)	3	3
Interest rate contracts:
Futures	(43)	1	—
Total:	(130)	72	28

MSO, SCS and IUL indexed features (2)	99	(73)	(44)
Total Embedded Derivatives	99	(73)	(44)

Total Derivatives instruments (1)	$(31)	$(1)	$(16)
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(1)Reported in net derivative gains (losses) in the statements of income (loss).

Schedule of Offsetting Financial Assets and Liabilities and Derivative Instruments
The following tables present information about the Company’s offsetting of financial assets and liabilities and derivative instruments as of December 31, 2022 and 2021:
Offsetting of Financial Assets and Liabilities and Derivative Instruments
As of December 31, 2022

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets (1)	Net Amount
	(in millions)
Assets:
Derivative assets	$63	$18	$45	$—	$45
Other financial assets	2	—	2	—	2
Other invested assets	$65	$18	$47	$—	$47

Liabilities:
Derivative liabilities	$19	$18	$1	$—	$1
Other financial liabilities	72	—	72	—	72
Other liabilities	$91	$18	$73	$—	$73
______________
(1)Financial instruments sent (held).
As of December 31, 2021

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets (1)	Net Amount
	(in millions)
Assets:
Derivative assets	$26	$8	$18	$—	$18
Other financial assets	1	—	1	—	1
Other invested assets	$27	$8	$19	$—	$19

Liabilities:
Derivative liabilities	$8	$8	$—	$—	$—
Other financial liabilities	42	—	42	—	42
Other liabilities	$50	$8	$42	$—	$42
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(1)Financial instruments sent (held).